Additional Info Related to Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 15,770	$ 16,439	$ 13,197
Interest Income Recognized	623	544	451
Interest Income Recognized on Cash Basis	53	68	65
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	5,543	6,063	5,891
Interest Income Recognized	133	128	110
Interest Income Recognized on Cash Basis	11	16	7
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	8,580	9,231	6,268
Interest Income Recognized	423	394	308
Interest Income Recognized on Cash Basis	11	37	34
Commercial Business: Medical loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	12
Interest Income Recognized	0
Interest Income Recognized on Cash Basis	0
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,317	750	953
Interest Income Recognized	62	18	29
Interest Income Recognized on Cash Basis	29	14	20
Consumer: Home equity [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	314	395	85
Interest Income Recognized	5	4	4
Interest Income Recognized on Cash Basis	2	$ 1	$ 4
Consumer: Other [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	4
Interest Income Recognized	0
Interest Income Recognized on Cash Basis	$ 0